RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Related party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Sales to related parties	¥ 1,703,995	¥ 3,350,032	¥ 4,449,757
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Related Party Transaction [Line Items]
Sales to related parties	1,697,053	3,340,857	4,447,957
Xiaomi Youpin
Related Party Transaction [Line Items]
Sales to related parties	¥ 6,942	¥ 9,175
Others
Related Party Transaction [Line Items]
Sales to related parties			¥ 1,800